OPERATING LEASES AS LESSOR - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING LEASES AS LESSOR
Rental Income	$ 729	$ 2,937